Property, plant, and equipment, net	12 Months Ended
Sep. 30, 2025
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 11 – Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Machinery and equipment	$2,322,963	$2,356,528
Property and buildings	62,048	740,140
Vehicles	24,986	25,347
Subtotal	2,409,997	3,122,015
Less: accumulated depreciation	(1,530,751)	(1,109,060)
Property and equipment, net	$879,246	$2,012,955

Depreciation expenses were $483,979, $1,389,926, and $1,564,673 for the fiscal years ended September 30, 2025, 2024, and 2023, respectively.